Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events	Note 16. Subsequent Events In January 2024, the holders of 398,441 of pre-funded warrants exercised their warrants at the exercise price of $.001.